SUBSEQUENT EVENTS (Details) - Subsequent Event - USD ($) $ / shares in Units, $ in Millions	Feb. 25, 2025	Apr. 30, 2025
Subsequent Event [Line Items]
Dividends Payable, Date to be Paid, Year and Month		2025-04
Dividends Payable		$ 200
Dividend Declared
Subsequent Event [Line Items]
Dividends Payable, Date Declared	Feb. 25, 2025
ADS
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share	$ 0.3
Common Stock
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share	$ 0.3